TRADE AND OTHER RECEIVABLES	6 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES [Abstract]
TRADE AND OTHER RECEIVABLES
4.	TRADE AND OTHER RECEIVABLES

	December 31, 2024 US$	June 30, 2024 US$
Current
Receivables from U.S. Government (1)	695,833	1,655,435
Receivables from other third-parties	281,453	646,575
Total trade and other receivables	977,286	2,302,010

Notes:
(1)
During fiscal 2024, the U.S. Department of Defense (U.S. DoD) contracted to award the Group US$12.7 million in funding under the Defense Production Act (DPA) Title III authorities to address U.S. titanium supply chain vulnerabilities. This funding is being applied towards the Group’s Titanium Production Facility. Title to all assets purchased by the Group with funds from the U.S. government vest with the U.S. government during the term of the technology investment agreement. The government can elect to, but is not obliged to, transfer such title to all (or some) of the assets to the Company at the end of the agreement, which is scheduled to terminate on January 30, 2027, if the Group’s performance is satisfactory.